Wire Redemption Fee [Member] Investment Objectives and Goals - GREEN CENTURY EQUITY FUND	Jul. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GREEN CENTURY EQUITY FUND SUMMARY SECTION
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The Green Century Equity Fund seeks to achieve long-term total return which matches the performance of an index comprised of the stocks of companies selected based on environmental, social and governance (ESG) criteria.